AUGUST 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

The Hartford balanced income Fund SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

hartford multi-strategy funds prospectus

dated AS FOLLOWS:

march 1, 2019, as restated July 10, 2019 (All FundS, except Hartford Multi-Asset Income and
Growth Fund and Hartford AARP Balanced Retirement Fund)

May 1, 2019, as restated July 10, 2019 (Hartford Multi-Asset Income and Growth Fund)

July 10, 2019 (Hartford AARP Balanced Retirement Fund)

This Supplement contains new and additional information regarding The Hartford Balanced Income Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

(1)	Effective immediately, under the headings “Management” in the above referenced Summary Prospectus and “The Hartford Balanced Income Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Scott I. St. John, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2006
W. Michael Reckmeyer, III, CFA	Senior Managing Director and Equity Portfolio Manager	2006
Ian R. Link, CFA*	Senior Managing Director and Equity Portfolio Manager	2006
Adam H. Illfelder, CFA	Managing Director and Equity Portfolio Manager	2008
Matthew Hand, CFA	Managing Director and Equity Research Analyst	2006
*	Effective December 31, 2019, Ian R. Link, CFA will no longer serve as a portfolio manager for the Fund.

(2)	Effective immediately, under the heading “The Investment Manager and Sub-Adviser – Portfolio Managers - Balanced Income Fund,” the following information is added:

Adam H. Illfelder, CFA, Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the equity portion of the Fund since 2019 and has been involved in securities analysis for the Fund since 2008. Mr. Illfelder joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Illfelder was an investment professional with Putnam Investments from 1997 to 2005.

Matthew Hand, CFA, Managing Director and Equity Research Analyst of Wellington Management, has been involved in portfolio management for the equity portion of the Fund since 2019 and has been involved in securities analysis for the Fund since 2006. Mr. Hand joined Wellington Management as an investment professional in 2004.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

HV-7484	August 2019